PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2017	2018
Land	$282,000	$282,000
Plant and machinery	1,097,710	789,931
Motor vehicles	50,971	183,664
Office equipment	39,247	102,326
Power stations	125,753,462	194,931,540

Less: Accumulated depreciation	(8,388,858)	(16,215,671)
	118,834,532	180,073,790
Construction in progress	35,824,545	10,713,472
Property, plant and equipment, net	$154,659,077	$190,787,262

Construction in progress mainly represents new solar power projects for self-electricity generation in China.

All power stations were self-constructed for electricity generation purpose.

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 was $2,400,522, $4,475,823 and $8,402,169 respectively.